UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03310

Name of Fund: Retirement Reserves Money Fund of Retirement Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Retirement Reserves Money Fund of Retirement Series Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 04/30/2010

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

Retirement Reserves Money Fund of Retirement Series Trust

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Issue	Par (000)	Value

Certificates of Deposit - Domestic - 1.8%

Bank of America, NA, 0.40%, 8/21/09	$50,000	$50,000,000
State Street Bank and Trust Co., 0.34%, 10/07/09	20,000	20,000,000
State Street Bank and Trust Co., 0.29%, 10/27/09	25,000	25,000,000

Total Certificates of Deposit- Domestic		95,000,000

Certificates of Deposit - Yankee - 32.1% (a)

BNP Paribas, NY, 0.65%, 11/20/09	30,000	30,000,000
BNP Paribas, NY, 0.55%, 12/04/09	40,000	40,000,000
BNP Paribas, NY, 0.47%, 1/08/10	50,000	50,000,000
BNP Paribas, NY, 0.42%, 2/03/10	30,000	30,000,000
Banco Bilbao Vizcaya Argentaria SA, NY, 1.07%, 10/29/09	45,000	45,001,119
Banco Bilbao Vizcaya Argentaria SA, NY, 0.66%, 12/04/09	25,000	25,000,436
Banco Bilbao Vizcaya Argentaria SA, NY, 0.53%, 12/30/09	48,000	48,001,011
Bank of Tokyo-Mitsubishi Ltd., NY, 0.75%, 8/07/09	36,000	36,000,000
Barclays Bank Plc, NY, 0.73%, 8/07/09	60,000	60,000,000
Credit Agricole SA, London, 0.61%, 12/29/09	25,000	25,000,000
Deutsche Bank AG, NY, 0.50%, 8/11/09	70,000	70,000,000
Dexia Credit Local, NY-GTD, 0.51%, 8/17/09	70,500	70,500,000
DnB NOR Bank ASA, NY, 0.67%, 12/10/09	41,225	41,225,000
DnB NOR Bank ASA, NY, 0.50%, 1/07/10	19,000	19,000,000
DnB NOR Bank ASA, NY, 0.46%, 1/08/10	64,000	64,000,000
Intesa Sanpaolo SpA, NY, 0.90%, 8/31/09	35,000	35,000,000
Intesa Sanpaolo SpA, NY, 0.52%, 12/29/09	28,000	28,000,000
Lloyd’s TSB Bank Plc, NY, 0.56%, 9/15/09	35,000	35,000,000
Lloyd’s TSB Bank Plc, NY, 0.44%, 10/23/09	65,000	65,000,000
Lloyd’s TSB Bank Plc, NY, 0.44%, 10/26/09	50,000	50,000,000
Mizuho Corporate Bank, NY, 0.65%, 8/06/09	37,000	37,000,000
Rabobank Nederland NV, NY, 0.85%, 8/03/09	50,000	50,000,000
Rabobank Nederland NV, NY, 0.40%, 10/13/09	25,000	25,000,000
Rabobank Nederland NV, NY, 0.50%, 11/30/09	25,000	25,000,000
Royal Bank of Scotland, CT, 1.06%, 8/03/09	40,000	40,000,000
Royal Bank of Scotland, CT, 0.63%, 9/18/09	35,000	35,000,476
Royal Bank of Scotland, CT, 0.63%, 9/30/09	60,000	60,000,000
Royal Bank of Scotland, CT, 0.50%, 10/19/09	37,000	37,000,000
Royal Bank of Scotland, NY, 0.50%, 10/13/09	50,000	50,000,000
Societe Generale, NY, 0.80%, 11/06/09	43,000	43,000,000
Societe Generale, NY, 0.53%, 1/07/10	28,000	28,000,000
Societe Generale, NY, 0.52%, 1/08/10	80,000	80,000,000
Svenska Handelsbanken NY, 0.62%, 11/30/09	25,000	25,000,422
Svenska Handelsbanken NY, 0.57%, 12/14/09	35,000	35,001,318
Toronto-Dominion Bank, NY, 0.44%, 9/15/09	40,000	40,000,254
UBS AG Stamford, 0.71%, 9/04/09	45,000	45,000,000
UBS AG Stamford, 0.70%, 9/28/09	60,000	60,004,901
UBS AG Stamford, 0.60%, 10/08/09	69,000	69,000,000
UBS AG Stamford, 0.57%, 11/03/09	20,000	20,000,000
Westpac Banking Corp., NY, 0.40%, 1/28/10	32,000	32,000,000

Total Certificates of Deposit - Yankee		1,702,734,937

Commercial Paper - 28.5% (b)

Antalis U.S. Funding Corp., 0.37%, 10/19/09	10,000	9,991,778
Atlantis One Funding Corp., 0.45%, 8/05/09	50,000	49,996,875
Atlantis One Funding Corp., 0.38%, 9/10/09	22,000	21,990,479
Atlantis One Funding Corp., 0.36%, 10/02/09	4,000	3,997,480

Retirement Reserves Money Fund of Retirement Series Trust

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Issue	Par (000)	Value

Banco Bilbao Vizcaya Argentaria SA, London, 1.00%, 11/13/09	$65,800	$65,608,083
Banco Santander Puerto Rico, 0.36%, 8/14/09	25,500	25,496,430
Barton Capital Corp., 0.34%, 10/02/09	42,000	41,975,010
Barton Capital Corp., 0.33%, 10/05/09	56,750	56,715,666
CAFCO, LLC, 0.28%, 9/18/09	53,000	52,979,801
CHARTA, LLC, 0.30%, 9/14/09	7,500	7,497,188
CRC Funding, LLC, 0.35%, 8/11/09	20,000	19,997,861
Chariot Funding LLC, 0.32%, 9/21/09	40,000	39,981,511
Ciesco, LLC, 0.30%, 9/14/09	15,000	14,994,375
Danske Corp. GTD, 0.45%, 8/07/09	60,000	59,994,750
Danske Corp. GTD, 0.76%, 11/02/09	40,000	39,921,144
DnB NOR Bank ASA, 1.60%, 10/08/09	20,000	19,938,667
DnB NOR Bank ASA, 0.44%, 1/15/10	11,000	10,977,413
Fairway Finance Co., LLC, 0.37%, 8/25/09	43,546	43,534,811
Fairway Finance Co., LLC, 0.36%, 9/21/09	23,000	22,988,040
Fairway Finance Co., LLC, 0.35%, 10/09/09	35,000	34,976,181
Fairway Finance Co., LLC, 0.33%, 10/13/09	13,000	12,991,182
Fortis Funding LLC, 0.67%, 9/24/09	35,000	34,964,174
Gemini Securitization Corp., 0.24%, 8/21/09	9,500	9,498,670
ING U.S. Funding LLC, 0.35%, 8/20/09	52,000	51,989,889
ING U.S. Funding LLC, 0.42%, 9/08/09	40,000	39,981,800
ING U.S. Funding LLC, 0.31%, 10/20/09	20,000	19,986,050
Intesa Funding LLC, 0.33%, 10/06/09	95,000	94,941,654
JPMorgan Funding, Inc., 0.35%, 8/13/09	5,000	4,999,368
Jupiter Securitization Co. LLC, 0.37%, 8/10/09	35,000	34,996,403
Kitty Hawk Funding Corp., 0.32%, 10/14/09	22,341	22,326,106
Kitty Hawk Funding Corp., 0.32%, 10/16/09	20,000	19,986,311
Nieuw Amsterdam Receivables Corp., 0.50%, 8/17/09	9,500	9,497,757
Royal Bank of Scotland Group Plc, 0.45%, 9/01/09	12,500	12,495,000
Royal Bank of Scotland Group Plc, 0.57%, 10/15/09	30,000	29,963,900
SanPaolo IMI U.S. Financial Co., 0.58%, 12/23/09	35,000	34,918,236
Santander Central Hispano Finance (Delaware), Inc., 1.65%, 8/03/09	35,000	34,995,188
Scaldis Capital LLC, 0.60%, 8/03/09	45,000	44,997,750
Scaldis Capital LLC, 0.70%, 8/04/09	25,000	24,998,056
Scaldis Capital LLC, 0.60%, 8/07/09	16,000	15,998,133
Societe Generale, North America Inc., 0.69%, 8/06/09	33,000	32,996,205
Societe Generale, North America Inc., 0.51%, 12/14/09	7,000	6,986,645
Societe Generale, North America Inc., 0.51%, 12/16/09	45,000	44,912,025
Societe Generale, North America Inc., 0.42%, 1/27/10	4,000	3,991,600
Solitaire Funding LLC, 0.47%, 8/21/09	35,000	34,990,404
Solitaire Funding LLC, 0.32%, 9/01/09	12,650	12,646,402
Solitaire Funding LLC, 0.34%, 9/21/09	50,000	49,975,444
Svenska Handelsbanken AB, 0.54%, 8/05/09	40,000	39,997,000
UBS Finance (Delaware), LLC, 0.70%, 8/24/09	11,500	11,494,633
UBS Finance (Delaware), LLC, 0.70% - 0.72%, 9/02/09	25,000	24,983,830
UBS Finance (Delaware), LLC, 0.55%, 10/09/09	3,500	3,496,257
Variable Funding Capital Corp., 0.30%, 8/27/09	12,500	12,497,188
Victory Receivables Corp., 0.51%, 8/03/09	35,000	34,998,513

Total Commercial Paper		1,512,045,316

Retirement Reserves Money Fund of Retirement Series Trust

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Issue	Par (000)	Value

Corporate Notes - 6.9%

Abbey National Treasury Services Plc, 0.76%, 7/20/10 (c)	$39,585	$39,585,000
Bank of Montreal, Chicago, 0.80%, 10/05/09 (c)(d)	48,750	48,750,000
HSBC USA Inc., 0.93%, 10/15/09 (c)	8,895	8,895,000
ING Bank, NV, 0.98%, 8/24/09 (c)(d)	30,100	30,100,000
ING USA Global Funding Trust V, 1.08%, 9/18/09 (c)	14,475	14,475,000
KBC Bank NV, 0.49%, 9/09/09 (c)	32,240	32,240,000
Lloyd’s TSB Bank Plc, 1.29%, 8/07/09 (c)(d)	40,100	40,100,000
Nordea Bank Finland Plc, 0.87%, 10/23/09 (c)(d)	36,900	36,900,000
Rabobank Nederland NV, NY, 0.26%, 10/07/09 (d)(e)	64,400	64,400,000
U.S. Bank, NA, 0.76%, 8/24/09 (c)	10,900	10,890,190
Wachovia Bank, NA, 1.00%, 8/04/09 (c)	30,100	30,100,000
Wells Fargo & Co., 0.78%, 9/23/09 (c)	11,150	11,130,908

Total Corporate Notes		367,566,098

U.S. Government Sponsored Agency & Instrumentality Obligations - 25.7%

Fannie Mae Discount Notes, 0.59%, 8/12/09 (b)	83,000	82,983,677
Fannie Mae Discount Notes, 0.57%, 8/19/09 (b)	35,500	35,489,320
Fannie Mae Discount Notes, 0.60%, 8/26/09 (b)	38,000	37,983,533
Fannie Mae Variable Rate Notes, 0.97%, 8/05/10 (c)	33,555	33,542,608
Federal Home Loan Bank Discount Notes, 0.59% - 0.60%, 8/12/09	73,571	73,556,376
Federal Home Loan Bank Discount Notes, 0.59%, 8/19/09 (b)	71,000	70,977,891
Federal Home Loan Bank Discount Notes, 0.59%, 8/21/09 (b)	52,000	51,982,103
Federal Home Loan Bank Discount Notes, 0.59%, 8/25/09 (b)	18,500	18,492,420
Federal Home Loan Bank Discount Notes, 0.60%, 8/28/09 (b)	16,000	15,992,533
Federal Home Loan Bank Discount Notes, 0.58%, 9/02/09 (b)	50,000	49,973,417
Federal Home Loan Bank Discount Notes, 0.59%, 9/09/09 (b)	23,000	22,984,922
Federal Home Loan Bank Discount Notes, 0.60%, 9/11/09 (b)	15,000	14,989,500
Federal Home Loan Bank Variable Rate Notes, 0.22%, 8/13/09 (c)	30,400	30,400,000
Federal Home Loan Bank Variable Rate Notes, 0.20%, 8/14/09 (c)	44,640	44,639,829
Federal Home Loan Bank Variable Rate Notes, 0.73%, 2/05/10 (c)	34,720	34,720,000
Federal Home Loan Bank Variable Rate Notes, 0.82%, 2/26/10 (c)	36,380	36,380,000
Federal Home Loan Bank Variable Rate Notes, 0.39%, 7/09/10 (c)	64,770	64,757,781
Federal Home Loan Bank Variable Rate Notes, 0.50%, 10/08/10 (c)	41,000	40,985,323
Freddie Mac Discount Notes, 0.55%, 8/17/09 (b)	20,000	19,994,806
Freddie Mac Discount Notes, 0.59%, 8/24/09 (b)	30,000	29,988,200
Freddie Mac Discount Notes, 0.59% - 0.61%, 9/01/09 (b)	160,000	159,914,444
Freddie Mac Discount Notes, 0.57%, 9/08/09 (b)	17,000	16,989,503
Freddie Mac Variable Rate Notes, 0.41%, 7/14/10 (c)	38,000	37,987,351
Freddie Mac Variable Rate Notes, 0.64%, 8/24/10 (c)	28,620	28,621,312
Freddie Mac Variable Rate Notes, 0.63%, 9/03/10 (c)	55,405	55,392,863
Freddie Mac Variable Rate Notes, 0.36%, 2/14/11 (c)	139,940	139,906,000
Freddie Mac Variable Rate Notes, 0.66%, 4/01/11 (c)	35,000	35,058,978
Freddie Mac Variable Rate Notes, 0.90%, 5/05/11 (c)	80,000	79,957,463

Total U.S. Government Sponsored Agency & Instrumentality Obligations		1,364,642,153

U.S. Treasury Obligations - 5.2% (b)

U.S. Treasury Bills, 0.39%, 8/06/09	37,000	36,997,595
U.S. Treasury Bills, 0.45%, 8/13/09	35,000	34,994,376
U.S. Treasury Bills, 0.47% - 0.49%, 8/20/09	75,000	74,980,096
U.S. Treasury Bills, 0.49%, 8/27/09	27,000	26,990,067
U.S. Treasury Bills, 0.32%, 9/03/09	37,000	36,988,974
U.S. Treasury Bills, 0.55%, 7/01/10	54,100	53,825,630
U.S. Treasury Bills, 0.47%, 7/29/10	11,500	11,445,500

Total U.S. Treasury Obligations		276,222,238

Retirement Reserves Money Fund of Retirement Series Trust

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Issue	Par (000)	Value

Repurchase Agreements - 1.1%

Barclays Capital Inc., 0.20%, 8/03/09 (Purchased on 7/31/09 to be repurchased at $59,571,993, collateralized by U.S. Treasury Note, 4.63%, 2/15/17)	$59,571	$59,571,000

Total Repurchase Agreements		59,571,000

Total Investments (Cost - $5,377,781,742*) - 101.3%		5,377,781,742
Liabilities in Excess of Other Assets - (1.3)%		(71,698,114)

Net Assets - 100.0%		$5,306,083,628

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Rates shown are the discount rates or range of discount rates paid at the time of purchase.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2[1]	$5,377,781,742
Level 3	—

Total	$5,377,781,742

[1] See above Schedule of Investments for the values in each security type.

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Retirement Reserves Money Fund of Retirement Series Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
Retirement Reserves Money Fund of Retirement Series Trust

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Retirement Reserves Money Fund of Retirement Series Trust

Date: September 22, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Retirement Reserves Money Fund of Retirement Series Trust

Date: September 22, 2009